Schedule of minimum lease obligations (Details) - USD ($)	Oct. 31, 2021	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
January 31, 2022	$ 120,657	$ 121,917
January 31, 2023	81,203	116,879
January 31, 2023	30,003	62,003
January 31, 2025	30,003	30,003
January 31, 2026	30,003	30,003
After January 31, 2026	2,501	25,004
Total lease payments	294,370	385,809
Less: Interest	(29,726)	51,474
Present value of lease liabilities	264,644	334,335
Less: Interest	$ 29,726	$ (51,474)